STATE FARM VARIABLE PRODUCT TRUST

Supplement dated March 5, 2018 to the Prospectus dated May 1, 2017 and as supplemented on July 12, 2017 of State Farm Variable Product Trust (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

With respect to the Large Cap Equity Fund and on page 14 of the Prospectus, the chart under the title “Fund Management,” “Westwood Portfolio Managers—” is deleted and replaced with the following:

Westwood Portfolio Managers

Portfolio Manager	Length of Portfolio Manager Service	Title
Mark Freeman	Since 2008	Chief Investment Officer
Matt Lockridge	Since 2012	Senior Vice President and Research Analyst
Scott Lawson	Since 2008	Vice President and Senior Research Analyst
Varun Singh	Since 2013	Senior Research Analyst

On pages 46 of the Prospectus, the information in the chart under “Portfolio Managers,” “Large Cap Equity Fund” and “Westwood Portfolio Managers” is deleted and replaced with the following:

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years
Mark Freeman, CFA Chief Investment Officer	18 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	13 years	Portfolio manager of equity securities

Matt Lockridge, Senior Vice President and Research Analyst	7 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Senior Research Analyst	5 years	Portfolio manager of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM VARIABLE PRODUCT TRUST

Supplement dated March 5, 2018 to the Statement of Additional Information dated May 1, 2017 and as supplemented July 12, 2017 and January 3, 2018 of State Farm Variable Product Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

On page 32 of the SAI and under the heading “TRUSTEES AND OFFICERS”, “III. Information about Officers of the Trust” is amended by adding the following:

Effective February 10, 2018, Mr. David R. Grizzle resigned his position as Chief Compliance Officer of State Farm Variable Product Trust, and Mr. Terrence M. Ludwig became the Chief Compliance Officer of the State Farm Variable Product Trust. Mr. Ludwig’s information is included below:

Name, Address, and Age	Position (s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation (s) During the Past 5 years
Terrence M. Ludwig One State Farm Plaza Bloomington, IL 61710 Age 49	Chief Compliance Officer, Assistant Secretary-Treasurer, and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer	Began service as Chief Compliance Officer and Assistant Secretary-Treasurer in 2/2018 and as Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer in 3/2016, and serves until removed.	CHIEF COMPLIANCE OFFICER (since 2/2018), ASSISTANT SECRETARY-TREASURER (since 2/2018), and ANTI- MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 3/2016)—State Farm Mutual Fund Trust, State Farm Associates’ Funds Trust; CHIEF COMPLIANCE OFFICER (since 2/2018), TREASURER (since 2/2018) and ANTI- MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 3/2016)—State Farm Investment Management Corp.; CHIEF COMPLIANCE OFFICER (since 9/2013), Treasurer (since 2/2018) and ANTI-MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 9/2013)—State Farm VP Management Corp.; MUTUAL FUNDS DIRECTOR—State Farm Mutual Automobile Insurance Company.

Under PORTFOLIO MANAGERS—OTHER ACCOUNTS MANAGED—Westwood as Sub-Adviser to the Large Cap Equity Fund on page 45 of the SAI, information regarding Lisa Dong is deleted.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.